RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31
	2022	2021

Salaries and related expenses	438,217	176,520
Share based compensation	3,024	19,235
Subcontractors	120,360	238,784
Depreciation	22,034	38,166
Travel expenses	229	3,836
Vehicle maintenance	30,887	15,253
Rent and asset management	35,556	4,925
Laboratory and field tests	89,717	20,025
Other expenses	30,802	21,940
	770,826	538,684